Assets Held For Sale and Discontinued Operations - Summary of Discontinued Operations (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of discontinued operations [abstract]
Revenue	€ 7	€ 2,343	€ 2,315
EBITDA (as defined)*	(5)	164	150
Depreciation		(16)	(22)
Amortisation		(5)	(9)
Operating (loss)/profit	(5)	143	119
Profit on disposals	1,563	3	2
Profit before tax from discontinued operations	1,558	146	121
Attributable income tax expense	(473)	(39)	(40)
Profit after tax	€ 1,085	€ 107	€ 81
Basic earnings per Ordinary Share	€ 1.304	€ 0.128	€ 0.098
Diluted earnings per Ordinary Share	€ 1.297	€ 0.127	€ 0.097
Cash flows from discontinued operations
Net cash (outflow)/inflow from operating activities	€ (469)	€ 111	€ 123
Net cash inflow/(outflow) from investing activities	2,361	(27)	(22)
Net cash flow from financing activities	(5)	1	(1)
Net cash inflow	€ 1,887	€ 85	€ 100